INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of investment
	December 31,
	2015	2014

Invested in equity	$4,025	$4,025
Accumulated net loss	(504)	(472)

Total investment	$3,521	$3,553

Summariezed data of financial statements associates
	December 31,
	2015	2014

Assets	$278,402	$65,408
Liabilities	337,599	56,595
Fixed income from real estate rent	11,215	10,393
Net income (loss)	97	(859)